Equity Compensation and Other Benefit Plans - Dividend Equivalents (Details) - DER - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments attributable to DERs	$ 566	$ 367	$ 1,000
Dividend equivalent rights (in shares)	0	0